Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 18 - Subsequent Events

The Company has evaluated subsequent events through the date the financial statements were issued and has determined that there are no subsequent events requiring adjustment to or disclosure in the condensed consolidated financial statements.

Note 14 - Subsequent Events

Safe Agreement:

Subsequent to December 31, 2024, SEE ID issued an additional SAFE agreement to an investor for proceeds of $23,752, which has a stated discount rate of 67%. All other terms are consistent with the terms of the SAFE agreements in Note 5.

Sales:

In January 2025, the Company received two orders from a customer: 1) one for approximately $459,000 of equipment, which has not been fulfilled as of June 25, 2025, the date with which the consolidated financial statements were available to be issued, and 2) one for a feasibility study for $250,000, which was pre-paid by the customer, and delivered and recognized in the three months ended March 31, 2025.

Lease:

In January 2025, Dot Works entered into a noncancelable lease agreement for a 16,000 square foot facility in Puerto Rico. This lease commenced on February 1, 2025 on a month-to-month basis and then became a long-term lease with an initial term of 5 years on June 1, 2025. The initial base rent is $7.00 per square foot (i.e., $9,333 per month) for the first two years, increasing to $7.50 per square for the third year and increases by 3% annually thereafter. Under the terms of this lease, the Company is also responsible for their own utilities and a proportionate share of the operating expenses of the premises, not to exceed $3.25 per square foot.

Bridge Loan Agreements:

SEE ID entered into the following unsecured Bridge Loan Agreements with lenders totaling $2,850,000 for operational expenses, working capital, or other general corporate purposes. These loans all bear interest at an annual rate of 20% calculated on a 365-day basis and include a minimum interest provision requiring a minimum of 8% or 10% of the principal amount as interest if the loans are repaid prior to their maturity dates, which is six months from their respective effective dates. In the event SEE ID is unable to repay these loans by the end of the term, the outstanding principal and accrued interest shall convert into shares of SEE ID at a discount of an additional 10%.

Effective Date	Loan Amount
January 29, 2025*	$1,500,000
March 29, 2025**	100,000
April 9, 2025*	500,000
May 7, 2025*	500,000
June 5, 2025***	250,000
$2,850,000

*	Bridge loans from this investor (who, as discussed below, is also a PIPE investor) had an aggregate principal amount of $2,500,000. At closing of the BCA (as defined in the Business Combination disclosure below) on June 18, 2025, the investor received a cash payment of $293,500, comprised of $250,000 of minimum 10% interest and $43,500 of principal repayment, and a number of shares equivalent to $2,456,500 at a per share price of $4.

**	Aggregate loan principal and minimum 10% interest totaling $110,000 was paid in cash at closing of the BCA on June 18, 2025.

***	Aggregate loan principal and minimum 8% interest totaling $270,000 was paid in cash at closing of the BCA on June 18, 2025.

Business Combination:

On June 18, 2025 (the “Closing Date”), SUTA, a Delaware corporation, completed the transactions contemplated by that certain business combination agreement, dated as of March 18, 2024 (the “Business Combination Agreement”), by and among CID Holdco, Inc., a Delaware corporation (“Holdings”) and a wholly-owned subsidiary of ShoulderUp, ShoulderUp Merger Sub, Inc., a Delaware corporation (“ShoulderUp Merger Sub”) and wholly-owned subsidiary of ShoulderUp, SEE ID Merger Sub, Inc., a Nevada corporation (“SEE ID Merger Sub”) and wholly-owned subsidiary of ShoulderUp, and SEE ID, Inc., a Nevada corporation (“SEE ID”).

At the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”), (i) ShoulderUp Merger Sub, merged with and into ShoulderUp, with ShoulderUp continuing as the surviving company in the merger, and with the security holders of ShoulderUp receiving substantially equivalent securities of Holdings, and (ii) SEE ID Merger Sub, merged with and into SEE ID, with SEE ID continuing as the surviving company in the merger, and with the shareholders of SEE ID receiving shares of Holdings common stock, par value $0.0001 per share (the “Common Shares”).

Pursuant to the terms of the Business Combination Agreement, (i) the holders of shares of SUTA’s common stock (“SUTA Common Stock”) issued and outstanding immediately prior to the effective time of the Business Combination (other than any redeemed shares) received one share of common stock of Holdings (“Holdings Common Stock”) in exchange for each share of SUTA Common Stock held by them, (ii) the holders of each whole warrant to purchase SUTA Class A Common Stock received one warrant to purchase Holdings Common Stock at an exercise price of $11.50 per share, and (iii) 13 million shares of Holdings Common Stock.

PIPE Investors:

On June 10, 2025, an investor subscribed to 250,000 common shares of Holdings in exchange for $1,000,000.

On June 16, 2025, an investor subscribed to 1,317,750 common shares of Holdings in exchange for $5,271,000. This investor previously extended to the Company bridge loans in the aggregate principal amount of $2,500,000, which was settled at closing of the BCA (as defined in the Business Combination disclosure above) on June 18, 2025, as discussed in the Bridge Loan Agreements disclosure above. The remaining PIPE commitment of $2,814,500 was paid to the Company at closing at which time 1,317,750 common shares of Holdings were issued to the investor.

On June 17, 2025, an investor subscribed to 1,755,786 common shares of Holdings in exchange for $7,023,143.

Equity Line of Credit:

On June 18, 2025, the Company entered into a share subscription of line of credit agreement (the “ELOC”) with New Circle Principle Investments LLC (“New Circle”) under which the Company can access up to fifty million ($50,000,000) in aggregate proceeds. The Company shall pay a commitment fee to the New Circle in the form of shares of common stock of Holding’s with an aggregate market value equal to $350,000, the market value of which shall be determined based on the closing price of the such common stock on the date a Form S-1 is declared effective by the SEC. Such Form S-1 is to be filed 60 days after the close of the BCA agreement. No commitment fee payment nor draw down of the ELOC has occurred as of the date of issuance of these consolidated financial statements.